7. Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 12,216	$ 9,867
Goods in Transit	1,326	2,039
Raw materials	239	0
Total	$ 13,781	$ 11,906